Jointly Owned Generation Units (FY) (Details) $ in Thousands	Dec. 31, 2019 USD ($) MW
Jointly Owned Utility Plant Interests [Line Items]
Utility plant in service	$ 328,478
Accumulated depreciation	34,102
Construction work in progress	6,303
RODEMACHER UNIT 2
Jointly Owned Utility Plant Interests [Line Items]
Utility plant in service	72,840
Accumulated depreciation	7,690
Construction work in progress	$ 539
Ownership interest percentage	30.00%
Nameplate capacity (MW) | MW	523
Ownership interest (MW) | MW	157
DOLET HILLS
Jointly Owned Utility Plant Interests [Line Items]
Utility plant in service	$ 179,909
Accumulated depreciation	22,159
Construction work in progress	$ 5,435
Ownership interest percentage	50.00%
Nameplate capacity (MW) | MW	650
Ownership interest (MW) | MW	325
BAYOU COVE
Jointly Owned Utility Plant Interests [Line Items]
Utility plant in service	$ 42,438
Accumulated depreciation	2,090
Construction work in progress	$ 0
Ownership interest percentage	75.00%
Nameplate capacity (MW) | MW	300
Ownership interest (MW) | MW	225
BIG CAJUN II - UNIT 3
Jointly Owned Utility Plant Interests [Line Items]
Utility plant in service	$ 33,291
Accumulated depreciation	2,163
Construction work in progress	$ 329
Ownership interest percentage	58.00%
Nameplate capacity (MW) | MW	588
Ownership interest (MW) | MW	341
Cleco Power
Jointly Owned Utility Plant Interests [Line Items]
Utility plant in service	$ 544,426
Accumulated depreciation	321,525
Construction work in progress	5,974
Cleco Power | RODEMACHER UNIT 2
Jointly Owned Utility Plant Interests [Line Items]
Utility plant in service	147,020
Accumulated depreciation	81,870
Construction work in progress	$ 539
Ownership interest percentage	30.00%
Nameplate capacity (MW) | MW	523
Ownership interest (MW) | MW	157
Cleco Power | DOLET HILLS
Jointly Owned Utility Plant Interests [Line Items]
Utility plant in service	$ 397,406
Accumulated depreciation	239,655
Construction work in progress	$ 5,435
Ownership interest percentage	50.00%
Nameplate capacity (MW) | MW	650
Ownership interest (MW) | MW	325